SUBSEQUENT EVENTS (Details Narrative)	Dec. 05, 2017 CNY (¥)	Feb. 09, 2018 $ / shares shares	Jan. 10, 2018 $ / shares shares	Sep. 30, 2017 shares	Jul. 06, 2017 shares	Sep. 30, 2016 shares	Sep. 30, 2015 shares
Common Stock, Shares Issued				89,504,000		89,336,000	89,036,000
Chief Financial Officer [Member]
Common Stock, Shares Issued					168,000
Subsequent Event [Member]
Forgiveness of debt | ¥	¥ 2,508,000
Proceeds receivable from debt, cancelled | ¥	¥ 1,000,000
Restricted Stock [Member] | Subsequent Event [Member]
Common Stock, Shares Issued			122,337
Share price | $ / shares			$ 0.10
Restricted Stock [Member] | Subsequent Event [Member] | Chief Financial Officer [Member]
Common Stock, Shares Issued		600,000
Share price | $ / shares		$ 0.12